Cash and Cash Equivalents	6 Months Ended
Jun. 30, 2022
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents

17. Cash and cash equivalents

	December 31,	June 30,
	2021	2022
	RMB’000	RMB’000
		(Unaudited)
Cash and cash equivalents	59,045	18,830

At June 30, 2022, the cash and cash equivalents of the Group denominated in RMB amounted to RMB 8,933,000(At December 31, 2021: RMB 16,046,000). The RMB is not freely convertible into other currencies, however, under Mainland China’s Foreign Exchange Control Regulations and Administration of Settlement, Sale and Payment of Foreign Exchange Regulations, the Group is permitted to exchange RMB for other currencies through banks authorised to conduct foreign exchange business.